Other Investments - Financing Leases Table (Details) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2012
Capital Leases, Future Minimum Payments Receivable, Fiscal Year Maturity [Abstract]
2016	$ 3.7
2017	2.8
2018	2.8
2019	2.7
2020	2.6
Thereafter	28.3
Total	42.9
Direct Financing Leases - Residual Value	9.5
Direct Financing Leases - Tax Credits	4.6
Direct Financing Leases - Unearned Income	$ 19.8
Direct Financing Leases - Initial Direct Costs		$ 0.7